Summary of Significant Accouting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Property, Plant, Equipment and Seismic Rental Equipment
Property, plant, equipment and seismic rental equipment are stated at cost. Depreciation expense is provided straight-line over the following estimated useful lives:

Years
Machinery and equipment	3-7
Buildings	5-25
Seismic rental equipment	3-5
Leased equipment and other	3-10
A summary of property, plant, equipment and seismic rental equipment follows (in thousands):

	December 31,
	2018	2017
Buildings	$15,707	$15,822
Machinery and equipment	132,135	145,654
Seismic rental equipment	1,423	1,677
Furniture and fixtures	3,859	3,869
Other	30,104	28,965
Total	183,228	195,987
Less accumulated depreciation	(133,634)	(143,834)
Less impairment of long-lived assets	(36,553)	—
Property, plant, equipment and seismic rental equipment, net	$13,041	$52,153

Schedule of Multi-Client Data Library
At December 31, 2018 and 2017, multi-client data library costs and accumulated amortization consisted of the following (in thousands):

	December 31,
	2018	2017
Gross costs of multi-client data creation	$972,309	$939,077
Less accumulated amortization	(776,860)	(727,872)
Less impairments to multi-client data library	(121,905)	(121,905)
Multi-client data library, net	$73,544	$89,300